Schedule of Projected Benefit Obligations and the accumulated benefit obligations (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FRANCE [Member]
Normal cost	€ 18	€ 17	€ 13
JAPAN [Member]
Normal cost	€ 6	€ 6	€ 6